Share-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 15, 2023	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 7,030,846	$ 7,456,800
2023 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance						150,000,000
Granted unvested shares	150,000,000
Share-based compensation expense		$ 7,500,000
Fair value of ordinary shares as at grant date	$ 0.05
2023 Share Incentive Plan II | Restricted Shares Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted unvested shares			4,299,891
Share-based compensation expense			$ 7,030,846	0	$ 0
Fair value of ordinary shares as at grant date			$ 2.04
Unrecognized share-based compensation expenses			$ 1,798,215	$ 0
Unrecognized share-based compensation expected weighted-average period			11 months 15 days	0 years